Other financial liabilities	12 Months Ended
Dec. 31, 2021
Other Financial Liabilities
Other financial liabilities

20.	Other financial liabilities

The breakdown of the balances of these items is as follows:

Thousand of reais	2021	2020	2019

Credit card obligations	45,976,315	48,912,963	38,531,519
Unsettled financial transactions (1)	10,861,143	7,210,396	7,239,785
Dividends and Interest on Capital payable	1,029,952	1,223,310	7,826,247
Tax collection accounts - Tax payables	969,939	864,292	883,768
Liability associated with the transfer of assets (Note 9.g)	40,511	55,105	75,500
Other financial liabilities (2)	10,030,440	8,595,084	6,328,551
Total	68,908,300	66,861,150	60,885,370
(1)	Includes operations to settle with B3 S.A. (Current Company Name of BM&FBovespa) and payment orders in foreign currency.
(2)	Refers substantially to cancelable financial liabilities, designated at fair value through profit or loss.